INVESTMENT PROPERTIES - Changes in investment properties (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investment Properties:
Balance, beginning of year	$ 4,457,899
Capital expenditures: Costs to complete acquired property	8,622
Amortization of straight-line rent	(8,842)	$ (5,074)
Amortization of tenant allowances	(5,321)	(5,122)
Fair value gains (losses), net	273,437	245,442
Balance, end of year	5,855,583	4,457,899
Income-producing properties
Investment Properties:
Balance, beginning of year	4,377,623	3,415,786
Capital expenditures: Maintenance or improvements	3,997	3,272
Leasing commissions	3,449	1,079
Tenant allowances	1,784	515
Capital expenditures: Developments or expansions	12,582	3,641
Acquisitions	1,000,618	951,065
Capital expenditures: Costs to complete acquired property	8,622
Disposals	(31,276)
Transfer to income-producing properties	97,733
Classified as assets held for sale		(61,120)
Amortization of straight-line rent	8,842	5,074
Amortization of tenant allowances	(5,321)	(5,122)
Other changes	(16)	189
Fair value gains (losses), net	273,914	243,351
Foreign currency translation, net	33,787	(180,107)
Balance, end of year	5,786,338	4,377,623
Properties under development
Investment Properties:
Balance, beginning of year	51,310	17,009
Capital expenditures: Developments or expansions	39,083	27,250
Acquisitions	35,777	8,932
Transfer to income-producing properties	(97,733)
Fair value gains (losses), net	(145)	(135)
Foreign currency translation, net	3,196	(1,746)
Balance, end of year	31,488	51,310
Land held for development
Investment Properties:
Balance, beginning of year	28,966	3,984
Capital expenditures: Developments or expansions	458
Acquisitions	9,264	24,939
Fair value gains (losses), net	(332)	557
Foreign currency translation, net	(599)	(514)
Balance, end of year	$ 37,757	$ 28,966